Private Placement (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jun. 28, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 06, 2022	Jun. 15, 2021
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants				$ 11.50
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued					1
Exercise price of warrants				$ 11.50	$ 11.50
CIK0001848000_LAKESHORE ACQUISITION I CORP | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	467,000	750,000	750,000
Exercise price of warrants	$ 10.00
CIK0001848000_LAKESHORE ACQUISITION I CORP | Over-Allotment Option [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,675
CIK0001848000_LAKESHORE ACQUISITION I CORP | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,675
CIK0001848000_LAKESHORE ACQUISITION I CORP | Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued						250,000
Price of warrants						$ 10.00